Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Financial Liabilities
Purchase price liability (earn-out and start-up costs)	€ 16,956	€ 14,720
Current financial liabilities	€ 74	€ 99